Reportable segments - Loss from Operations by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reportable segments
Total loss from operations	$ (1,183,342)	$ (611,127)	$ (1,144,863)	$ (1,248,272)
Non-operating corporate
Reportable segments
Total loss from operations			(890,959)
Technology | Operating segments
Reportable segments
Total loss from operations			(236,002)	$ (1,248,272)
Telehealth | Operating segments
Reportable segments
Total loss from operations			$ (17,902)